Form N-23C-1
Report for Calendar month Ending April 30, 2000

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Swiss Helvetia Fund, Inc.
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                                                                  Approximate asset value
                                     Number of                    or approximate asset         Name of
Date of each   Identification of     shares           Price per   coverage per share at        Seller or of
transaction    each security         purchased        share       time of purchase             Sellers Broker
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                Swiss Helvetia
                Fund-(Cusip-
    4/3/00      870875101)             1,700          13.8125             17.51                   NYSE
    4/4/00          (same)             9,000          13.7569             17.65                   NYSE
    4/5/00          (same)             5,000          13.5625             17.53                   NYSE
    4/6/00          (same)             5,000          13.8125             17.58                   NYSE
    4/7/00          (same)            13,600          13.875              17.64                   NYSE
   4/14/00          (same)             8,600          13.8125             17.44                   NYSE
   4/17/00          (same)             8,300          13.4375             17.05                   NYSE
   4/19/00          (same)            13,300          13.719              16.92                   NYSE
   4/20/00          (same)            20,500          13.9848             16.94                   NYSE
   4/24/00          (same)             5,000          13.75               17.00                   NYSE
   4/26/00          (same)             2,200          13.875              16.83                   NYSE
   4/27/00          (same)             6,200          13.8387             16.52                   NYSE
   4/28/00          (same)             1,600          13.7656             16.70                   NYSE

                  Total               100,000